Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Contingent liabilities of GEM dispute	[1]	$ 2,811
Project deposits		1,545	3,904
Payroll payable		749	717
Value added taxes and other taxes payable		705	370
Subscription amount received for unvested restricted shares		293	288
Other accrued expenses		569	513
Total accrued expenses and other liabilities		$ 6,672	$ 5,792

[1]	In an arbitration proceeding held in New York involving GEM Global Yield LLC SCS and GEM Yield Bahamas Limited (collectively, “GEM”), which sought monetary damages against Auto Services Group Limited (“ASGL”) concerning an alleged breach of contractual obligations, the arbitration tribunal issued an award at the end of April, 2025 (the “Award”). The Award requires ASGL to pay GEM $2.8 million plus simple interest at 9% per annum. GEM filed an application to convert the Award to a money judgment on May 9, 2025, which is currently pending enforcement. As of June 30, 2025 and the issuance date of the consolidated financial statements, this amount remains outstanding.